Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Year ended December 31,
	2021	2020
Revenue from performance obligations recognized over time	$8,400	$5,037
Revenue from performance obligations recognized at point-in-time transfer	4,005	930
Total	$12,405	$5,967

Schedule of Change in Contract Liabilities

Year ended December 31,
2021
Beginning Balance	$3,401
Revenue recognized that was included in the contract liability at the beginning of the year	(2,498)
Increase, excluding amounts recognized as revenue during the period	5,733
Ending Balance	$6,636